Selected Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Data (Unaudited)
Selected Quarterly Financial Data (Unaudited)

		Three Months Ended
		March 31, 2012		June 30, 2012	September 30, 2012	December 31, 2012
Revenues	(a)	$79,594		$78,660	$75,868	$76,158
Expenses	(a)	(41,928)		(39,281)	(40,960)	(45,944)
Net income		11,448		18,353	4,183	7,466
Less: Net income attributable to noncontrolling interests		(3,773)		(9,825)	(4,187)	(7,791)
Less: Net (income) loss attributable to redeemable
noncontrolling interests		(355)		(551)	(385)	3,483
Net income (loss) attributable to CPA®:16 – Global stockholders		7,320		7,977	(389)	3,158
Earnings per share attributable to
CPA®:16 – Global stockholders		0.03		0.04	-	0.02

Distributions declared per share		0.1670		0.1672	0.1674	0.1676

		Three Months Ended
		March 31, 2011	(b)	June 30, 2011	September 30, 2011	December 31, 2011
Revenues	(a)	$56,810		$77,040	$81,545	$81,634
Expenses	(a)	(32,343)		(82,281)	(42,499)	(50,092)
Net income (loss)		7,783		(18,324)	25,720	6,114
Less: Net income attributable to noncontrolling interests		(1,960)		(1,391)	(2,447)	(4,093)
Less: Net income attributable to redeemable
noncontrolling interests		(421)		(456)	(510)	(515)
Net income (loss) attributable to CPA®:16 – Global stockholders		5,402		(20,171)	22,763	1,506
Earnings (loss) per share attributable to
CPA®:16 – Global stockholders		0.04		(0.12)	0.11	0.02

Distributions declared per share		0.1656		0.1656	0.1662	0.1668